COMPENSATION EXPENSE - Valuation Assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TSX
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Risk-free interest rate (%)	2.86%	1.26%
Expected option life (years)	5.16	5.03
Expected volatility (%)	27.70%	25.74%
NYSE
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Risk-free interest rate (%)	3.58%	1.26%
Expected option life (years)	5.15	5.03
Expected volatility (%)	27.70%	25.74%